Share based compensation - Option Activity (Details)	12 Months Ended
Dec. 31, 2022 CNY (¥) Option ¥ / shares
Share based compensation
Number of options outstanding at beginning of year	1,270,445
Number of options vested	(1,270,445)
Number of options outstanding at end of year	0
Weighted average exercise price of share options outstanding at beginning of period | ¥ / shares	¥ 0.007
Weighted average grant date fair value of share options outstanding at beginning of year | ¥	¥ 28.01
Weighted average grant date fair value of share options outstanding at end of year | ¥	¥ 0